Short-term bank borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022
Short-term bank borrowings
Short-term bank borrowings											¥ 72,500
Weighted average interest rates (as a percent)								4.80%			6.60%
Secured bank loans
Short-term bank borrowings
Short-term bank borrowings											¥ 72,500
Zhejiang Chouzhou Commercial Bank
Short-term bank borrowings
Debt instrument term	11 months		1 year		1 year
Borrowed amount	¥ 42,500		¥ 100,000		¥ 100,000					¥ 42,500
Interest rate (as a percent)	7.50%				7.50%
Repayment of borrowings			¥ 84,600	¥ 15,400
Bank of China
Short-term bank borrowings
Debt instrument term		6 months					1 year
Borrowed amount		¥ 30,000					¥ 50,000		¥ 30,000		¥ 44,889		¥ 50,000
Interest rate (as a percent)		3.80%					4.35%
Collateral				¥ 84,333
Bank of Nanjing
Short-term bank borrowings
Debt instrument term						1 year
Borrowed amount						¥ 180						¥ 180
Interest rate (as a percent)						5.00%